Net Income (Loss) Per Ordinary Share	6 Months Ended
Jun. 30, 2024
Net Income (Loss) Per Ordinary Share [Abstract]
NET INCOME (LOSS) PER ORDINARY SHARE

NOTE 12 - NET INCOME (LOSS) PER ORDINARY SHARE:

The following table sets forth the computation of basic and diluted net income (loss) per ordinary share for the periods indicated:

	Six months ended		Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Basic net loss per ordinary share
Numerator:
Net loss	(18,911)	(9,959)	(8,869)	(4,582)

Denominator:
Weighted average common shares and vested RSUs – basic and diluted	104,563,467	101,381,153	105,079,508	101,685,915
Basic and dilutive net loss per common share	(0.18)	(0.10)	(0.08)	(0.05)

The following weighted-average shares of securities were not included in the computation of diluted net income (loss) per common share as their effect would have been anti-dilutive:

	Six months ended		Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Options	11,069,975	13,097,348	11,178,735	12,315,780
Restricted Stock Units	7,582,055	5,050,085	9,434,974	6,486,973
Private Warrants	3,330,000	3,330,000	3,330,000	3,330,000
Public Warrants	5,750,000	5,750,000	5,750,000	5,750,000
Forfeiture Shares	1,006,250	1,006,250	1,006,250	1,006,250